INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,778,353	R$ 5,709,964
Additions	4,083	82,492
Write-offs	(36)	(3,015)
Amortization	252,952	R$ 1,011,088
Closing Balance	4,529,448
Cost
Changes in intangible assets other than goodwill [abstract]
Opening Balance	12,617,166
Closing Balance	11,961,088
Amortization
Changes in intangible assets other than goodwill [abstract]
Opening Balance	(7,838,813)
Closing Balance	R$ (7,431,640)
Port concessions
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	3.94%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 621,842
Closing Balance	R$ 613,758
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	12.70%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 11,111
Closing Balance	R$ 7,407
Port service contracts
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	4.26%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 491,094
Closing Balance	R$ 483,757
Trademarks and patents
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	8.14%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 154,846
Closing Balance	R$ 150,971
Customer portfolio
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	9.10%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 3,283,919
Closing Balance	R$ 3,078,675
Software
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	25.45%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 206,635
Closing Balance	R$ 186,262
Other
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	10.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 8,906
Closing Balance	R$ 8,618